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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2008

Check here if Amendment [_]; Amendment Number:
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pettyjohn Co
Address:  1925 Atherholt Road
          Lynchburg, VA 24501

Form 13F File Number: 028-05957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John D. Doyle, Jr.
Title:  President
Phone:  434-845-1266

Signature, Place, and Date of Signing:

 /s/ John D. Doyle, Jr.           Lynchburg, VA              10/22/2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          66

Form 13F Information Table Value Total:     115,216
                                         ----------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                             Title of              Value   Shrs or                 Investment Voting  Authority
Name of Issuer                Class      CUSIP   (x $1000) Pm Amt  SH/PRN Put/Call Discretion  Sole    Shared   None
--------------               --------- --------- --------- ------- ------ -------- ---------- ------- --------- ----
ABB Ltd                      common    000375204     365    18,825                    Sole     18,825
Archer Daniels Midland       common    039483102     296    13,529                    Sole     13,529
Abbott Labs                  common    002824100   1,469    25,516                    Sole     25,516
Air Products & Chemicals     common    009158106   1,224    17,875                    Sole     17,875
A T & T                      common    00206R102   1,115    39,930                    Sole     39,930
A T & T Pfd 6.375%           preferred 00211G208   1,095    47,200                    Sole     47,200
Bank of America              common    060505104   3,212    91,757                    Sole     91,757
BB&T                         common    054937107   1,766    46,727                    Sole     46,727
BHP Billiton                 common    088606108   1,796    34,545                    Sole     34,545
Boeing                       common    097023105   1,346    23,475                    Sole     23,475
BP                           common    055622104     976    19,457                    Sole     19,457
Burling N Sant               common    12189T104     712     7,700                    Sole      7,700
Canadian Natl Railway        common    136375102   1,149    24,025                    Sole     24,025
Caterpillar                  common    149123101   1,749    29,350                    Sole     29,350
Chesapeake Energy            common    165167107   2,189    61,050                    Sole     61,050
Chevron Corp                 common    166764100   1,004    12,175                    Sole     12,175
Cisco                        common    17275R102     576    25,527                    Sole     25,527
Coca-Cola                    common    191216100   1,714    32,416                    Sole     32,416
Conoco Phillips              common    20825C104   3,950    53,919                    Sole     53,919
CSX                          common    126408103     263     4,826                    Sole      4,826
CVS/Caremark                 common    126650100   1,073    31,875                    Sole     31,875
Danaher Corp                 common    235851102   1,572    22,650                    Sole     22,650
Darden Restaurants           common    237194105     815    28,450                    Sole     28,450
Developers Diversified Rlty  common    251591103     789    24,900                    Sole     24,900
Disney                       common    254687106   1,373    44,725                    Sole     44,725
Dominion Resources           common    25746U109   1,379    32,243                    Sole     32,243
Exelon Corp                  common    30161N101     568     9,075                    Sole      9,075
Exxon- Mobil                 common    30231G102  10,287   132,463                    Sole    132,463
Fedex Corp                   common    31428X106   2,264    28,641                    Sole     28,641
FPL Group                    common    302571104   1,230    24,450                    Sole     24,450
GE                           common    369604103   4,442   174,191                    Sole    174,191
Health Care REIT             common    42217K106     498     9,350                    Sole      9,350
Intel                        common    458140100     352    18,775                    Sole     18,775
International Bus. Mach.     common    459200101   2,127    18,185                    Sole     18,185
ishares MSCI EAFE Index      common    464287465   2,686    47,700                    Sole     47,700
ishares S&P Mid Cap 400      common    464287507   1,292    17,850                    Sole     17,850
ishares Healthcare Ind       common    464287762   1,368    22,050                    Sole     22,050
ishares Technology Index     common    464287721     990    20,875                    Sole     20,875
ITT Industries               common    450911102   1,062    19,100                    Sole     19,100
Johnson & Johnson            common    478160104   5,585    80,620                    Sole     80,620
Lincoln Natl Corp            common    534187109   1,526    35,641                    Sole     35,641
3M                           common    604059105   2,566    37,562                    Sole     37,562
Marathon Oil                 common    565849106     923    23,150                    Sole     23,150
Met Life                     common    59156R108   1,715    30,617                    Sole     30,617
Modine                       common    607828100     162    11,175                    Sole     11,175
National Fuel Gas            common    636180101     267     6,325                    Sole      6,325
Norfolk Southern             common    655844108   2,953    44,593                    Sole     44,593

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
Norvartis ADR           common 66987V109     643    12,175     Sole    12,175
Nuveen Municipal Value  common 670928100     306    32,500     Sole    32,500
PepsiCo                 common 713448108   5,882    82,529     Sole    82,529
Philip Morris Intl      common 718172109     433     9,011     Sole     9,011
Plum Creek Timber       common 729251108   1,087    21,800     Sole    21,800
Procter & Gamble        common 742718109   7,554   108,398     Sole   108,398
Progress Energy         common 743263105     783    18,150     Sole    18,150
Royal Bk of Canada      common 780087102     245     5,100     Sole     5,100
SPDR Tr I Unit Ser 1    common 78462F103   1,944    16,758     Sole    16,758
Siemens AG              common 826197501   1,133    12,065     Sole    12,065
SunTrust Bank           common 867914103     416     9,256     Sole     9,256
Texas Instruments       common 882508104     651    30,275     Sole    30,275
US Bancorp              common 902973304   1,664    46,200     Sole    46,200
United Technologies     common 913017109   4,515    75,173     Sole    75,173
Valero Energy           common 91913Y100     401    13,225     Sole    13,225
Verizon                 common 92343V104   3,913   121,949     Sole   121,949
Wachovia                common 929771103     282    80,586     Sole    80,586
Walgreen                common 931422109   2,252    72,730     Sole    72,730
Wash RE Invest          common 939653101   1,282    35,001     Sole    35,001
                                         115,216 2,429,936          2,429,936